Deposits (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time Deposits, $250,000 or More	$ 11,170,000	$ 4,341,000
Interest Expense, Time Deposits, $250,000 or More	111,000	31,000	$ 23,000
Time Deposits	170,615,000
Time Deposit Maturities, Next Twelve Months	104,983,000
Time Deposit Maturities, Year Two	31,964,000
Time Deposit Maturities, Year Three	14,385,000
Time Deposit Maturities, Year Four	9,873,000
Time Deposit Maturities, Year Five	9,213,000
Time Deposit Maturities, after Year Five	196,000
Related party deposits	$ 3,991,000	$ 3,436,000